Offerings	Feb. 26, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Non-Convertible Debt
Security Class Title	4.200% Senior Notes due 2029
Amount Registered | shares	400,000,000
Proposed Maximum Offering Price per Unit	0.9989
Maximum Aggregate Offering Price	$ 399,560,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,179.24
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Non-Convertible Debt
Security Class Title	5.000% Senior Notes due 2033
Amount Registered | shares	700,000,000
Proposed Maximum Offering Price per Unit	0.9992
Maximum Aggregate Offering Price	$ 699,440,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 96,592.66
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Non-Convertible Debt
Security Class Title	5.300% Senior Notes due 2036
Amount Registered | shares	600,000,000
Proposed Maximum Offering Price per Unit	0.9961
Maximum Aggregate Offering Price	$ 597,660,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,536.85